ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Details) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Total stock compensation recognized	$ 289,689	$ 199,268	$ 877,251	$ 619,299
Research and Development Expense [Member]
Total stock compensation recognized	128,011	95,263	397,231	265,768
General and Administrative Expense [Member]
Total stock compensation recognized	$ 161,678	$ 104,005	$ 480,020	$ 353,531